Borrowings - Summary of Long Term Bank Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Outstanding loan	¥ 3,673,864	¥ 3,650,378
Current portion according to the repayment schedule	1,188,998	934,976
Long-term portion	5,431,711	5,562,837
Long-Term Debt [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	6,620,709	6,497,813
Current portion according to the repayment schedule	1,188,998	934,976
Long-term portion	¥ 5,431,711	¥ 5,562,837
Effective interest rate	0.00%	0.00%
Long-Term Debt [Member] | Zhaoqing Xpeng [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 1,491,800	¥ 2,174,200
Current portion according to the repayment schedule	234,800	681,400
Long-term portion	¥ 1,257,000	¥ 1,492,800
Effective interest rate	4.05%	3.84%
Long-Term Debt [Member] | Zhaoqing Xiaopeng New Energy [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 1,241,825	¥ 1,253,125
Current portion according to the repayment schedule	743,325	124,300
Long-term portion	¥ 498,500	¥ 1,128,825
Effective interest rate	3.04%	3.06%
Long-Term Debt [Member] | Guangzhou Xiaopeng Automobile Finance Leasing Co., Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 157,500	¥ 175,000
Current portion according to the repayment schedule	17,500	17,500
Long-term portion	¥ 140,000	¥ 157,500
Effective interest rate	3.80%	3.80%
Long-Term Debt [Member] | Xiaopeng Technology [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 500,000	¥ 0
Current portion according to the repayment schedule	2,000	0
Long-term portion	¥ 498,000	¥ 0
Effective interest rate	2.35%	0.00%
Long-Term Debt [Member] | Wuhan Xiaopeng [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 2,077,006	¥ 2,035,520
Current portion according to the repayment schedule	174,906	101,776
Long-term portion	¥ 1,902,100	¥ 1,933,744
Effective interest rate	3.81%	4.47%
Long-Term Debt [Member] | Guangzhou Pengyue Automobile Development Co Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 323,720	¥ 21,110
Current portion according to the repayment schedule	6,467	0
Long-term portion	¥ 317,253	¥ 21,110
Effective interest rate	3.43%	3.75%
Long-Term Debt [Member] | Guangzhou Xiaopeng New Energy Automobile Co Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 828,858	¥ 838,858
Current portion according to the repayment schedule	10,000	10,000
Long-term portion	¥ 818,858	¥ 828,858
Effective interest rate	4.56%	4.99%